Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party [Abstract]
Schedule of Transactions with Directors
	Nine Months Ended September 30,
Transactions with Directors	2024	2023
	(in thousands)
Loan from VestCo, a related party to Board member and CEO Vincent Browne	$-	$210
Payment made to VestCo on July 7, 2023	-	(150)
Total	$-	$60
This agreement has a five year initial term and automatically extends for additional one year terms unless otherwise unilaterally terminated.
	Year Ended December 31,
Transactions with Directors	2023	2022
	(in thousands)
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$210	$-
Final payment made to Vestco on November 16, 2023	(210)	-
Total	$-	$-

Schedule of Director's Renumeration
	Nine Months Ended September 30,
Director’s remuneration	2024	2023
	(in thousands)
Remuneration in respect of services as directors	$314	$153
Remuneration in respect to long term incentive schemes	-	-
Total	$314	$153

	Year Ended December 31,
Director’s remuneration	2023	2022
	(in thousands)
Remuneration in respect of services as directors	$606	$315
Remuneration in respect to long term incentive schemes	-	-
Total	$606	$315